The Company - Additional Information (Detail) - USD ($)							12 Months Ended
	Jan. 07, 2019	Nov. 16, 2018	Oct. 05, 2018	Sep. 19, 2018	Jul. 26, 2018	Feb. 06, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 06, 2018	Nov. 01, 2018
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Principal amount of debt							$ 7,400,000,000	$ 6,650,000,000
Interim dividends paid per ordinary share			$ 0.25
Interim dividends payable date			Oct. 05, 2018
Percentage of shares cancelled		5.00%
Number of shares cancelled		17,300,143
Common stock, Issued and fully paid		328,702,719					328,702,719	346,002,862
Cash proceeds, net of cash divested							$ 159,000,000	$ 2,682,000,000	$ 20,000,000
SP [Member] | Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Cash proceeds, net of cash divested						$ 2,600,000,000
SP [Member] | Nexperia [Member] | Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Cash proceeds, net of cash divested						$ 2,600,000,000
Qualcomm [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Contract termination date					Jul. 26, 2018
Termination compensation received					$ 2,000,000,000
Repurchase of common stock, authorized					$ 5,000,000,000
Repurchase of common stock, authorized, Shares											15,000,000
Repurchased common, Shares							54,400,000
Repurchased common, Value							$ 5,000,000,000
Percentage of shares cancelled		5.00%
Number of shares cancelled		17,300,143
Common stock, Issued and fully paid		328,702,719
Subsequent Event [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Interim dividends paid per ordinary share	$ 0.25
Interim dividends payable date	Jan. 07, 2019
Senior Unsecured Notes Due 2024 [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Principal amount of debt										$ 1,000,000,000
Fixed rate on notes										4.875%
Senior Unsecured Notes Due 2026 [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Principal amount of debt										$ 500,000,000
Fixed rate on notes										5.35%
Senior Unsecured Notes Due 2028 [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Principal amount of debt										$ 500,000,000
Fixed rate on notes										5.55%
Senior Unsecured Bridge Term Credit Facility Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Amount of credit facility				$ 1,000,000,000
Senior Unsecured Bridge Term Credit Facility Agreement [Member] | Bridge Loan [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Principal amount of debt				$ 1,000,000,000
Debt instrument maturity date description							The Bridge Loan was to mature on September 18, 2019
Senior Unsecured Bridge Term Credit Facility Agreement [Member] | Bridge Loan [Member] | LIBOR [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Debt instrument applicable margin rate				1.50%